SUBSEQUENT EVENTS (Details Narrative) Integer in Thousands	Feb. 12, 2026 USD ($) shares	Jan. 05, 2026 USD ($) shares	Mar. 20, 2026 USD ($) Integer	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 Integer
Subsequent Event [Line Items]
Approximate number of bitcoins held | Integer				1,047
Crypto asset fair value				$ 91,628,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of repurchase, shares | shares	1,831,033	1,831,033
Number of repurchase, value	$ 862,957,000	$ 862,957,000
Brokerage commissions	$ 18,310	$ 18,310
Approximate number of bitcoins held | Integer			1,047
Crypto asset fair value			$ 73,800,000
Crypto asset market price			$ 70,500,000